Segment Disclosure - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Segment Rate	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Increase (Decrease) in net system sales in percentage | Rate	8.00%
Net Sales	€ 11,820.0	€ 10,944.0	€ 8,962.7
Increase (Decrease) in net system sales	876.0
Accounts receivables and finance receivables of three largest customers based on net sales	€ 2,191.8	€ 1,491.3
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	77.20%	58.80%
Document Period End Date	Dec. 31, 2019
Largest Customer [Member]
Segment Reporting Information [Line Items]
Net Sales	€ 4,688.6	€ 2,476.8	€ 2,454.4
Largest Customer [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	39.70%	22.60%	27.40%
System sales
Segment Reporting Information [Line Items]
Net Sales	€ 8,996.2	€ 8,259.1	€ 6,424.4